Concentrations (Details) - Schedules of company's revenue	12 Months Ended
	Dec. 31, 2020	[1]	Dec. 31, 2019	Dec. 31, 2018
Schedules of company's revenue [Abstract]
Customer A			28.00%		[1]
Customer B			15.20%		[1]
Customer C			33.60%	100.00%

[1]	Less than 10%